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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome G. Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jerome G. Pfund,            Montreal, Quebec,
    Chief Executive Officer                Canada             November 6, 2009
   --------------------------     -------------------------   ----------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $ 3,063,958
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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                           FORM 13F INFORMATION TABLE

        ITEM 1                 ITEM 2       ITEM 3   ITEM 4          ITEM 5            ITEM 6    ITEM 7          ITEM 8
------------------------- --------------  --------- -------- ---------------------- ------------ ------- -------------------------
                              TITLE OF               VALUE    SH/PRN    SH/   PUT/    INVSTMT     OTHER       VOTING AUTHORITY
        ISSUER                  CLASS       CUSIP   (x1000)   AMOUNT    PRN   CALL    DISCRTN      MGRS     SOLE   SHARED   NONE
------------------------- --------------  --------- -------- --------- ----- ------ ------------ ------- --------- ------ --------
ABBOTT LABS               COMMON          002824100    31383    634389  SH              SOLE                 76921   0      557468
AFFYMAX INC               COMMON          00826A109    30616   1281559  SH              SOLE                997848   0      283711
ALEXION PHARM INC         COMMON          015351109   133792   3003856  SH              SOLE               2146300   0      857556
ALIGN TECH INC            COMMON          016255101     7423    521996  SH              SOLE                 78587   0      443409
AMGEN INC                 COMMON          031162100   264052   4384056  SH              SOLE               3056664   0     1327392
AMYLIN PHARM INC          COMMON          032346108    43043   3144084  SH              SOLE               2423500   0      720584
ARDEA BIOSCIENCES         COMMON          03969P107     5117    279295  SH              SOLE                244158   0       35137
AUXILIUM PHARMACEUTI      COMMON          05334D107   105685   3089301  SH              SOLE               2381192   0      708109
BIOGEN IDEC INC           COMMON          09062X103   104142   2061410  SH              SOLE               1593702   0      467708
BIOMARIN PHARMAC INC      COMMON          09061G101   104877   5800746  SH              SOLE               4157294   0     1643452
BIOMIMETIC THERAPEUT      COMMON          09064X101     7315    599115  SH              SOLE                599115   0           0
BIOSPECIFICS TECH CO      COMMON          090931106     3704    115708  SH              SOLE                115708   0           0
CARDIOME PHARMA CORP      COMMON          14159U202    18230   4210198  SH              SOLE               3926598   0      283600
CARDIONET INC             COMMON          14159L103     2808    417800  SH              SOLE                417800   0           0
CELGENE CORP              COMMON          151020104   247673   4430646  SH              SOLE               3195990   0     1234656
DEXCOM INC                COMMON          252131107    10734   1353622  SH              SOLE               1218635   0      134987
DR REDDYS LABS LTD        ADR             256135203    30333   1555522  SH              SOLE                520831   0     1034691
GEN PROBE INC             COMMON          36866T103    70358   1697828  SH              SOLE               1305382   0      392446
GENZYME CORP              COMMON          372917104   242225   4269779  SH              SOLE               3044898   0     1224881
GILEAD SCIENCES INC       COMMON          375558103   208194   4477292  SH              SOLE               3221200   0     1256092
GIVEN IMAGING             ORD SHS         M52020100    14603    979378  SH              SOLE                633540   0      345838
GLAXOSMITHKLINE PLC       SP ADR          37733W105    11004    278500  SH              SOLE                 46500   0      232000
HOSPIRA INC               COMMON          441060100    28358    635820  SH              SOLE                215800   0      420020
INTERMUNE INC             COMMON          45884X103    73499   4613902  SH              SOLE               3469943   0     1143959
INTUITIVE SURGIC INC      COMMON          46120E602     1268      4836  SH              SOLE                    65   0        4771
ISIS PHARMACEUTICALS      COMMON          464330109    29150   2000713  SH              SOLE               1590155   0      410558
LIFE TECHNOLOGIES         COMMON          53217V109    82795   1778628  SH              SOLE               1379000   0      399628
LIGAND PHARM INC          CL B            53220K207     2102    910143  SH              SOLE                910143   0           0
LUMINEX CORP DEL          COMMON          55027E102    74922   4407165  SH              SOLE               3249031   0     1158134
MEDICINES CO              COMMON          584688105    54325   4934175  SH              SOLE               3806582   0     1127593
MERCK & CO INC            COMMON          589331107    30118    952208  SH              SOLE                120208   0      832000
MOMENTA PHARMACEUTIC      COMMON          60877T100    18848   1776433  SH              SOLE                519104   0     1257329
MYLAN INC                 COMMON          628530107    59252   3700914  SH              SOLE               1057445   0     2643469
MYRIAD GENETICS INC       COMMON          62855J104    68812   2510464  SH              SOLE               1945000   0      565464
MYRIAD PHARMACEUTICALS    COMMON          62856H107      968    165169  SH              SOLE                165169   0           0
NOVARTIS AG               SP ADR          66987V109     2596     51533  SH              SOLE                 51533   0           0
NOVO-NORDISK AS           ADR             670100205     2185     34718  SH              SOLE                 17618   0       17100
ONYX PHARMACEUTICALS      COMMON          683399109    91122   3040432  SH              SOLE               2322159   0      718273
OPTIMER PHARMA            COMMON          68401H104     3721    275000  SH              SOLE                275000   0           0
OSI PHARMACEUTICALS       COMMON          671040103   110230   3122660  SH              SOLE               2267948   0      854712
PERRIGO CO                COMMON          714290103    25118    738987  SH              SOLE                250611   0      488376
PFIZER INC                COMMON          717081103    30420   1838075  SH              SOLE                223975   0     1614100
PROGENICS PHARMACEUTICALS COMMON          743187106    19359   3694465  SH              SOLE               3461065   0      233400
SAVIENT PHARMA            COMMON          80517Q100    58270   3833544  SH              SOLE               2741710   0     1091834
SHIRE PLC                 SP ADR          82481R106    21691    414819  SH              SOLE                140372   0      274447
ST JUDE MEDICAL INC       COMMON          790849103    18275    468467  SH              SOLE                 48065   0      420402
STRYKER CORP              COMMON          863667101    11003    242192  SH              SOLE                 28147   0      214045
TARGACEPT INC             COMMON          87611R306     1662     77771  SH              SOLE                 77771   0           0
TEVA PHARMACEUTICAL       ADR             881624209    66763   1320461  SH              SOLE                420959   0      899502
THORATEC LABS CORP        COMMON          885175307    12467    411870  SH              SOLE                 82910   0      328960
TRUBION PHARMA            COMMON          89778N102     2656    524852  SH              SOLE                524852   0           0
UNITED THERAPEUTICS       COMMON          91307C102   185830   3793226  SH              SOLE               2735620   0     1057606
VARIAN MED SYS INC        COMMON          92220P105    10522    249750  SH              SOLE                 25294   0      224456
VERTEX PHARMACEUTICAL     COMMON          92532F100    90853   2397188  SH              SOLE               1886181   0      511007
WATSON PHARMACEUTCALS     COMMON          942683103    21920    598245  SH              SOLE                202400   0      395845
XENOPORT INC              COMMON          98411C100    55567   2617400  SH              SOLE               2039689   0      577711